Preference shares (Tables)	12 Months Ended
Dec. 31, 2013
Preference shares [Abstract]
Schedule of Preference Share Composition

The following table sets forth the changes of each of the convertible redeemable preference shares for years ended December 31, 2011, 2012 and 2013:

	Series A Preference Shares		Series A-1 Preference Shares		Series B Preference Shares		Series B-1 Preference Shares		Total
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount	Amount
		US$		US$		US$		US$	US$
As at December 31, 2010	27,028,572	9,866	19,047,620	10,588	25,210,084	45,173	-	-	65,627
Gross proceeds from the issuance	-	-	-	-	1,037,328	2,110	15,242,995	55,000	57,110
Accretions	-	-	-	885	-	3,928	-	1,734	6,547
As at December 31, 2011	27,028,572	9,866	19,047,620	11,473	26,247,412	51,211	15,242,995	56,734	129,284
Accretions	-	-	-	962	-	4,298	-	4,973	10,233
As at December 31, 2012	27,028,572	9,866	19,047,620	12,435	26,247,412	55,509	15,242,995	61,707	139,517
Accretions	-	-	-	858	-	3,831	-	4,445	9,134
Conversion to ordinary shares	(27,028,572)	(9,866)	(19,047,620)	(13,293)	(26,247,412)	(59,340)	(15,242,995)	(66,152)	(148,651)
As at December 31, 2013	-	-	-	-	-	-	-	-	-

Schedule of Changes in Preference shares (Mezzanine Equity)

Immediately prior to the IPO, the Group's preference shares comprised the following:

				Shares
Series	Date of Issuance	Issue Price Per Share	Redemption Price Per Share	Authorized	Issued and Outstanding	Carrying Amount
		US$	US$			US$
A	March 2010	0.37	0.18	27,028,572	27,028,572	9,866
A-1	March 2010	0.53	0.53	19,047,620	19,047,620	13,293
B	December 2010	1.79	1.79	26,247,412	25,210,084	56,910
B	March 2011	2.03	2.03	26,247,412	1,037,328	2,430
B-1	August and September 2011	3.608	3.608	15,243,000	15,242,995	66,152